CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12/31/2023	12/31/2022
Cash and Banks	51,270	59,439
Financial Investments	12,995,101	10,679,687
	13,046,371	10,739,126